CONCENTRATION OF RISK - TOTAL REVENUE & TOTAL ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONCENTRATION OF RISK
Purchase from suppliers	$ 36,152	¥ 235,889	¥ 689,820	¥ 666,162
Total revenues	51,393	¥ 335,337	918,628	¥ 922,591
Accounts receivables	$ 10,139		¥ 105,608		¥ 66,159
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of depreciation of the RMB against US$	(6.27%)	(6.27%)	1.30%	5.70%
Revenues | Customer risk | Customer E
CONCENTRATION OF RISK
Total revenues			¥ 520,358	¥ 503,676
Revenues | Customer risk | Customer F
CONCENTRATION OF RISK
Total revenues	$ 8,335	¥ 54,389
Accounts receivables | Customer risk | Customer E
CONCENTRATION OF RISK
Accounts receivables			37,254
Accounts receivables | Customer risk | Customer F
CONCENTRATION OF RISK
Accounts receivables	2,713				17,706
Purchases | Supplier risk | Supplier A
CONCENTRATION OF RISK
Purchase from suppliers			59,465	133,550
Purchases | Supplier risk | Supplier B
CONCENTRATION OF RISK
Purchase from suppliers	9,748	63,608	49,802	¥ 92,291
Purchases | Supplier risk | Supplier C
CONCENTRATION OF RISK
Purchase from suppliers			91,268
Purchases | Supplier risk | Supplier D
CONCENTRATION OF RISK
Purchase from suppliers	2,120	13,833
Purchases | Supplier risk | Supplier E
CONCENTRATION OF RISK
Purchase from suppliers	1,905	¥ 12,431
Accounts payable | Supplier risk | Supplier A
CONCENTRATION OF RISK
Accounts payable			48,229
Accounts payable | Supplier risk | Supplier B
CONCENTRATION OF RISK
Accounts payable	4,433		41,104		28,929
Accounts payable | Supplier risk | Supplier C
CONCENTRATION OF RISK
Accounts payable	964		¥ 23,456		6,290
Accounts payable | Supplier risk | Supplier D
CONCENTRATION OF RISK
Accounts payable	$ 1,970				¥ 12,853